10-Q Abacus Settlements LLC - SEGMENT REPORTING (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 segment	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment			3
Abacus Settlements, LLC
Segment Reporting Information [Line Items]
Number of operating segments | segment	1		1
Revenue | $	$ 6,299,986	$ 13,184,676		$ 25,203,463
Abacus Settlements, LLC | Client direct
Segment Reporting Information [Line Items]
Revenue | $	$ 624,898